T. ROWE PRICE Institutional Emerging Markets Bond Fund
September 30, 2023 (Unaudited)
1
Portfolio of
Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 1.7%
Government Bonds 1.7%
Republic of Albania, 3.50%, 6/16/27
(EUR)  1,960,000 1,940
Republic of Albania, 3.50%,
11/23/31 (EUR) (1) 1,925,000 1,676
Republic of Albania, 3.50%,
11/23/31 (EUR)  2,270,000 1,977
Total Albania (Cost
$6,620
)
5,593
ANGOLA 2.8%
Government Bonds 2.8%
Republic of Angola, 8.00%,
11/26/29 (USD)  4,535,000 3,744
Republic of Angola, 8.25%, 5/9/28
(USD)  4,415,000 3,834
Republic of Angola, 8.75%, 4/14/32
(USD) (1) 530,000 427
Republic of Angola, 9.125%,
11/26/49 (USD)  1,700,000 1,222
Total Angola (Cost
$9,893
)
9,227
ARGENTINA 1.2%
Government Bonds 1.2%
Republic of Argentina, STEP, 0.75%,
7/9/30 (USD)  1,610,121 462
Republic of Argentina, STEP,
3.625%, 7/9/35 (USD)  5,000,026 1,246
Republic of Argentina, STEP, 4.25%,
1/9/38 (USD)  7,020,959 2,074
Republic of Argentina, Series $GDP,
0.00%, 12/15/35 (USD) (2)(3) 4,020,000 109
Total Argentina (Cost
$7,448
)
3,891
BAHAMAS 0.7%
Government Bonds 0.7%
Commonwealth of Bahamas, 6.00%,
11/21/28 (USD) (1) 2,710,000 2,257
Total Bahamas (Cost
$2,795
)
2,257
BAHRAIN 2.7%
Government Bonds 2.7%
Kingdom of Bahrain, 5.625%,
5/18/34 (USD) (1) 3,750,000 3,219
Kingdom of Bahrain, 6.75%,
9/20/29 (USD)  1,710,000 1,685
Kingdom of Bahrain, 7.00%,
10/12/28 (USD)  2,905,000 2,952
Kingdom of Bahrain, 7.50%,
9/20/47 (USD)  1,225,000 1,090
Total Bahrain (Cost
$9,670
)
8,946
Par/Shares $ Value
(Cost and value in $000s)
BARBADOS 0.1%
Government Bonds 0.1%
Government of Barbados, 6.50%,
10/1/29 (USD) (1) 275,000 257
Total Barbados (Cost
$278
)
257
BERMUDA 0.5%
Government Bonds 0.5%
Government of Bermuda, 5.00%,
7/15/32 (USD)  1,800,000 1,682
Total Bermuda (Cost
$1,786
)
1,682
BRAZIL 3.2%
Convertible Bonds 0.2%
MercadoLibre, 2.00%, 8/15/28
(USD)  179,000 521
521
Corporate Bonds 1.9%
Braskem Netherlands Finance,
7.25%, 2/13/33 (USD) (1) 885,000 816
Braskem Netherlands Finance,
8.50%, 1/12/31 (USD) (1) 420,000 417
Cosan Overseas, 8.25% (USD) (4) 430,000 429
Globo Comunicacao e
Participacoes, 4.875%, 1/22/30
(USD)  3,225,000 2,682
Globo Comunicacao e
Participacoes, 5.50%, 1/14/32
(USD) (1) 500,000 411
Globo Comunicacao e
Participacoes, 5.50%, 1/14/32
(USD)  475,000 391
Sitios Latinoamerica, 5.375%,
4/4/32 (USD) (1) 1,200,000 1,034
6,180
Government Bonds 1.1%
Brazil Notas do Tesouro Nacional,
Series NTNF, 10.00%, 1/1/29  2,850,000 539
Brazil Notas do Tesouro Nacional,
Series NTNF, 10.00%, 1/1/31  12,975,000 2,404
Republic of Brazil, 5.00%, 1/27/45
(USD)  823,000 611
3,554
Total Brazil (Cost
$10,717
)
10,255
BULGARIA 0.4%
Government Bonds 0.4%
Republic of Bulgaria, 4.50%,
1/27/33 (EUR) (1) 1,365,000 1,396
Total Bulgaria (Cost
$1,436
)
1,396

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CHILE 3.3%
Corporate Bonds 2.8%
AES Andes, VR, 6.35%, 10/7/79
(USD) (1)(5) 725,000 685
AES Andes, VR, 7.125%, 3/26/79
(USD) (1)(5) 1,700,000 1,605
Agrosuper, 4.60%, 1/20/32
(USD) (1) 1,400,000 1,125
Banco Santander Chile, 3.177%,
10/26/31 (USD) (1) 1,500,000 1,245
Celulosa Arauco y Constitucion,
4.20%, 1/29/30 (USD) (1) 1,200,000 1,030
Celulosa Arauco y Constitucion,
5.15%, 1/29/50 (USD)  1,000,000 773
Corp. Nacional del Cobre de Chile,
5.125%, 2/2/33 (USD) (1) 500,000 461
Empresa de los Ferrocarriles del
Estado, 3.068%, 8/18/50 (USD)  1,520,000 875
Empresa de Transporte de
Pasajeros Metro, 3.693%, 9/13/61
(USD) (1) 800,000 488
Empresa de Transporte de
Pasajeros Metro, 4.70%, 5/7/50
(USD) (1) 945,000 737
9,024
Government Bonds 0.5%
Republic of Chile, 3.25%, 9/21/71
(USD)  1,200,000 683
Republic of Chile, 3.50%, 1/31/34
(USD)  310,000 257
Republic of Chile, 4.00%, 1/31/52
(USD)  350,000 256
Republic of Chile, 4.95%, 1/5/36
(USD)  620,000 570
1,766
Total Chile (Cost
$13,101
)
10,790
CHINA 1.5%
Government Bonds 1.5%
People's Republic of China, Series
INBK, 2.62%, 6/25/30  11,400,000 1,554
People's Republic of China, Series
INBK, 3.27%, 11/19/30  7,600,000 1,085
People's Republic of China, Series
1916, 3.12%, 12/5/26  16,100,000 2,254
Total China (Cost
$5,281
)
4,893
COLOMBIA 4.5%
Corporate Bonds 1.5%
Banco Davivienda, VR, 6.65%
(USD) (1)(4)(5) 1,975,000 1,338
Banco de Bogota, 6.25%, 5/12/26
(USD)  1,000,000 955
Par/Shares $ Value
(Cost and value in $000s)
Bancolombia, VR, 4.625%,
12/18/29 (USD) (5) 920,000 793
Ecopetrol, 4.625%, 11/2/31 (USD)  1,460,000 1,116
Ecopetrol, 6.875%, 4/29/30 (USD)  200,000 183
Ecopetrol, 8.875%, 1/13/33 (USD)  390,000 381
4,766
Government Bonds 2.9%
Republic of Colombia, 3.00%,
1/30/30 (USD)  1,625,000 1,251
Republic of Colombia, 3.125%,
4/15/31 (USD)  2,100,000 1,559
Republic of Colombia, 4.125%,
5/15/51 (USD)  880,000 493
Republic of Colombia, 4.50%,
3/15/29 (USD)  200,000 174
Republic of Colombia, 5.00%,
6/15/45 (USD)  4,425,000 2,915
Republic of Colombia, 6.125%,
1/18/41 (USD)  1,320,000 1,038
Republic of Colombia, Series B,
7.00%, 3/26/31  10,583,800,000 2,035
9,465
Private Investment Company 0.1%
Bona Fide Investments Feeder LLC,
Acquisition date: 6/1/22, Cost $109
(USD) (2)(6) † 142
Bona Fide Investments Holding LLC,
Acquisition date: 6/7/23, Cost $331
(USD) (2)(6) † 330
472
Total Colombia (Cost
$16,856
)
14,703
DOMINICAN REPUBLIC 4.2%
Government Bonds 4.2%
Dominican Republic, 4.50%,
1/30/30 (USD) (1) 2,245,000 1,908
Dominican Republic, 4.875%,
9/23/32 (USD) (1) 1,780,000 1,450
Dominican Republic, 4.875%,
9/23/32 (USD)  5,175,000 4,217
Dominican Republic, 5.875%,
1/30/60 (USD)  5,200,000 3,740
Dominican Republic, 6.85%,
1/27/45 (USD)  2,775,000 2,370
Total Dominican Republic (Cost
$14,999
)
13,685
ECUADOR 1.3%
Government Bonds 1.3%
Republic of Ecuador, STEP, 3.50%,
7/31/35 (USD) (1) 3,077,685 1,152
Republic of Ecuador, STEP, 3.50%,
7/31/35 (USD)  1,075,000 402

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Ecuador, STEP, 6.00%,
7/31/30 (USD) (1) 5,114,550 2,625
Total Ecuador (Cost
$6,559
)
4,179
EGYPT 1.7%
Government Bonds 1.7%
Arab Republic of Egypt, 5.875%,
2/16/31 (USD)  575,000 319
Arab Republic of Egypt, 6.588%,
2/21/28 (USD)  1,225,000 800
Arab Republic of Egypt, 7.50%,
1/31/27 (USD)  1,652,000 1,195
Arab Republic of Egypt, 7.625%,
5/29/32 (USD)  673,000 390
Arab Republic of Egypt, 7.903%,
2/21/48 (USD) (1) 800,000 412
Arab Republic of Egypt, 8.50%,
1/31/47 (USD) (1) 3,050,000 1,637
Arab Republic of Egypt, 8.50%,
1/31/47 (USD)  1,390,000 746
Total Egypt (Cost
$8,677
)
5,499
EL SALVADOR 0.9%
Government Bonds 0.9%
Republic of El Salvador, 5.875%,
1/30/25 (USD)  2,410,000 2,196
Republic of El Salvador, 7.65%,
6/15/35 (USD)  945,000 672
Total El Salvador (Cost
$2,588
)
2,868
GHANA 0.4%
Corporate Bonds 0.2%
Kosmos Energy, 7.125%, 4/4/26
(USD)  700,000 660
660
Government Bonds 0.2%
Republic of Ghana, 10.75%,
10/14/30 (USD)  830,000 560
560
Total Ghana (Cost
$1,273
)
1,220
GRENADA 0.0%
Government Bonds 0.0%
Government of Grenada, 7.00%,
5/12/30 (USD)  133,853 115
Total Grenada (Cost
$124
)
115
GUATEMALA 1.7%
Government Bonds 1.7%
Republic of Guatemala, 4.875%,
2/13/28 (USD)  1,050,000 978
Par/Shares $ Value
(Cost and value in $000s)
Republic of Guatemala, 4.90%,
6/1/30 (USD) (1) 1,000,000 911
Republic of Guatemala, 5.25%,
8/10/29 (USD) (1) 230,000 213
Republic of Guatemala, 5.375%,
4/24/32 (USD)  1,900,000 1,742
Republic of Guatemala, 6.60%,
6/13/36 (USD) (1) 1,004,000 965
Republic of Guatemala, 7.05%,
10/4/32 (USD) (1) 650,000 655
Total Guatemala (Cost
$5,922
)
5,464
INDIA 3.0%
Corporate Bonds 0.8%
ABJA Investment, 5.45%, 1/24/28
(USD)  1,170,000 1,144
Adani International Container
Terminal, 3.00%, 2/16/31 (USD)  754,875 569
Greenko Power II, 4.30%, 12/13/28
(USD)  1,066,625 916
2,629
Government Bonds 2.2%
Export-Import Bank of India, 2.25%,
1/13/31 (USD) (1) 255,000 198
Export-Import Bank of India, 2.25%,
1/13/31 (USD)  3,300,000 2,565
Export-Import Bank of India, 3.25%,
1/15/30 (USD)  5,055,000 4,319
7,082
Total India (Cost
$11,115
)
9,711
INDONESIA 7.0%
Corporate Bonds 1.2%
Minejesa Capital, 5.625%, 8/10/37
(USD)  2,200,000 1,686
Pertamina Persero, 5.625%, 5/20/43
(USD)  920,000 808
Perusahaan Listrik Negara, 4.125%,
5/15/27 (USD)  1,000,000 941
Perusahaan Listrik Negara, 4.375%,
2/5/50 (USD) (1) 400,000 273
Perusahaan Listrik Negara, 6.15%,
5/21/48 (USD)  300,000 266
3,974
Government Bonds 5.8%
Perusahaan Penerbit, 2.80%,
6/23/30 (USD)  7,150,000 6,043
Perusahaan Penerbit, 4.15%,
3/29/27 (USD)  2,995,000 2,875
Perusahaan Penerbit, 4.40%, 3/1/28
(USD)  200,000 192
Perusahaan Penerbit, 4.45%,
2/20/29 (USD)  897,000 859
Perusahaan Penerbit, 4.55%,
3/29/26 (USD)  1,350,000 1,326

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Indonesia, 3.50%,
1/11/28 (USD)  959,000 890
Republic of Indonesia, 4.55%,
1/11/28 (USD)  900,000 874
Republic of Indonesia, 4.625%,
4/15/43 (USD)  2,425,000 2,088
Republic of Indonesia, 5.25%,
1/17/42 (USD)  1,500,000 1,407
Republic of Indonesia, Series FR64,
6.125%, 5/15/28  35,324,000,000 2,255
18,809
Total Indonesia (Cost
$26,650
)
22,783
ISRAEL 0.4%
Corporate Bonds 0.4%
ICL Group, 6.375%, 5/31/38
(USD) (1) 1,400,000 1,346
Total Israel (Cost
$1,509
)
1,346
IVORY COAST 2.8%
Government Bonds 2.8%
Republic of Ivory Coast, 4.875%,
1/30/32 (EUR)  1,155,000 933
Republic of Ivory Coast, 6.125%,
6/15/33 (USD)  7,375,000 6,138
Republic of Ivory Coast, 6.625%,
3/22/48 (EUR)  2,760,000 2,014
Total Ivory Coast (Cost
$10,051
)
9,085
JAMAICA 0.5%
Corporate Bonds 0.2%
TransJamaican Highway, 5.75%,
10/10/36 (USD) (1) 343,570 284
TransJamaican Highway, 5.75%,
10/10/36 (USD)  371,427 306
590
Government Bonds 0.3%
Government of Jamaica, 6.75%,
4/28/28 (USD)  1,100,000 1,122
1,122
Total Jamaica (Cost
$1,955
)
1,712
JORDAN 2.1%
Government Bonds 2.1%
Kingdom of Jordan, 5.85%, 7/7/30
(USD)  6,475,000 5,768
Kingdom of Jordan, 7.50%, 1/13/29
(USD) (1) 1,000,000 979
Total Jordan (Cost
$7,688
)
6,747
Par/Shares $ Value
(Cost and value in $000s)
KAZAKHSTAN 0.4%
Corporate Bonds 0.4%
KazMunayGas National, 3.50%,
4/14/33 (USD)  1,200,000 900
KazMunayGas National, 5.75%,
4/19/47 (USD)  335,000 261
Total Kazakhstan (Cost
$1,547
)
1,161
KENYA 0.8%
Government Bonds 0.8%
Republic of Kenya, 7.25%, 2/28/28
(USD)  3,054,000 2,466
Total Kenya (Cost
$2,716
)
2,466
KUWAIT 0.3%
Corporate Bonds 0.3%
MEGlobal Canada, 5.875%, 5/18/30
(USD) (1) 245,000 243
MEGlobal Canada, 5.875%, 5/18/30
(USD)  800,000 795
Total Kuwait (Cost
$1,140
)
1,038
MEXICO 7.0%
Corporate Bonds 2.8%
Banco Mercantil del Norte, VR,
7.625% (USD) (4)(5) 500,000 461
Banco Mercantil del Norte, VR,
8.375% (USD) (4)(5) 575,000 546
BBVA Bancomer, VR, 5.125%,
1/18/33 (USD) (5) 1,800,000 1,551
BBVA Bancomer, VR, 5.875%,
9/13/34 (USD) (5) 750,000 657
BBVA Bancomer, VR, 8.45%,
6/29/38 (USD) (1)(5) 1,660,000 1,637
Cemex, 5.45%, 11/19/29 (USD)  700,000 664
Cometa Energia, 6.375%, 4/24/35
(USD) (1) 944,150 880
Infraestructura Energetica Nova,
4.75%, 1/15/51 (USD)  1,375,000 973
Petroleos Mexicanos, 5.95%,
1/28/31 (USD)  675,000 484
Petroleos Mexicanos, 6.84%,
1/23/30 (USD)  270,000 211
Petroleos Mexicanos, 10.00%,
2/7/33 (USD) (1) 1,125,000 1,003
9,067
Government Bonds 4.2%
Petroleos Mexicanos, 4.50%,
1/23/26 (USD)  2,825,000 2,526
Petroleos Mexicanos, 5.50%,
6/27/44 (USD)  1,460,000 808
Petroleos Mexicanos, 5.625%,
1/23/46 (USD)  3,460,000 1,894

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Petroleos Mexicanos, 6.50%,
3/13/27 (USD)  2,875,000 2,537
Petroleos Mexicanos, 8.75%, 6/2/29
(USD)  2,855,000 2,533
Petroleos Mexicanos, Series 13-2,
7.19%, 9/12/24  2,700,000 145
United Mexican States, 6.35%,
2/9/35 (USD)  1,110,000 1,088
United Mexican States, Series M,
7.75%, 5/29/31  41,300,000 2,089
13,620
Total Mexico (Cost
$25,818
)
22,687
MONGOLIA 0.2%
Government Bonds 0.2%
State of Mongolia, 4.45%, 7/7/31
(USD)  926,000 716
Total Mongolia (Cost
$773
)
716
MOROCCO 2.1%
Government Bonds 2.1%
Kingdom of Morocco, 3.00%,
12/15/32 (USD) (1) 1,300,000 992
Kingdom of Morocco, 3.00%,
12/15/32 (USD)  2,670,000 2,038
Kingdom of Morocco, 4.00%,
12/15/50 (USD)  4,480,000 2,787
Kingdom of Morocco, 6.50%,
9/8/33 (USD) (1) 1,050,000 1,034
Total Morocco (Cost
$7,897
)
6,851
NIGERIA 0.6%
Government Bonds 0.6%
Republic of Nigeria, 7.875%,
2/16/32 (USD)  2,575,000 2,034
Total Nigeria (Cost
$1,857
)
2,034
OMAN 4.0%
Corporate Bonds 0.4%
OmGrid Funding, 5.196%, 5/16/27
(USD)  500,000 476
Oryx Funding, 5.80%, 2/3/31
(USD) (1) 200,000 191
Oryx Funding, 5.80%, 2/3/31 (USD)  700,000 668
1,335
Government Bonds 3.6%
Sultanate of Oman, 4.75%, 6/15/26
(USD)  475,000 461
Sultanate of Oman, 5.375%, 3/8/27
(USD)  5,380,000 5,251
Sultanate of Oman, 5.625%,
1/17/28 (USD)  1,400,000 1,367
Par/Shares $ Value
(Cost and value in $000s)
Sultanate of Oman, 6.50%, 3/8/47
(USD)  3,060,000 2,741
Sultanate of Oman, 6.75%, 10/28/27
(USD)  1,700,000 1,732
11,552
Total Oman (Cost
$13,373
)
12,887
PAKISTAN 0.3%
Government Bonds 0.3%
Islamic Republic of Pakistan,
7.875%, 3/31/36 (USD)  1,936,000 924
Total Pakistan (Cost
$2,053
)
924
PANAMA 3.3%
Corporate Bonds 0.7%
Aeropuerto Internacional de
Tocumen, 4.00%, 8/11/41 (USD) (1) 520,000 405
Banco General, VR, 5.25% (USD) (1)
(4)(5) 905,000 800
Banco Nacional de Panama, 2.50%,
8/11/30 (USD) (1) 1,105,000 861
2,066
Government Bonds 2.6%
Republic of Panama, 2.252%,
9/29/32 (USD)  4,650,000 3,377
Republic of Panama, 4.50%,
1/19/63 (USD)  1,750,000 1,136
Republic of Panama, 6.40%,
2/14/35 (USD)  4,150,000 4,032
8,545
Total Panama (Cost
$12,234
)
10,611
PARAGUAY 1.5%
Corporate Bonds 0.3%
Telefonica Celular del Paraguay,
5.875%, 4/15/27 (USD) (1) 1,005,000 916
916
Government Bonds 1.2%
Republic of Paraguay, 4.95%,
4/28/31 (USD) (1) 840,000 780
Republic of Paraguay, 5.40%,
3/30/50 (USD)  3,655,000 2,893
Republic of Paraguay, 5.85%,
8/21/33 (USD) (1) 290,000 275
3,948
Total Paraguay (Cost
$6,043
)
4,864
PERU 1.2%
Corporate Bonds 0.1%
Lima Metro Line 2 Finance, 5.875%,
7/5/34 (USD)  293,549 283
283

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 1.1%
Republic of Peru, 2.78%, 12/1/60
(USD)  3,010,000 1,611
Republic of Peru, 3.30%, 3/11/41
(USD)  1,400,000 972
Republic of Peru, 3.55%, 3/10/51
(USD)  590,000 390
Republic of Peru, 6.15%, 8/12/32  2,220,000 546
3,519
Total Peru (Cost
$5,473
)
3,802
PHILIPPINES 1.8%
Corporate Bonds 1.1%
Globe Telecom, 3.00%, 7/23/35
(USD)  1,600,000 1,156
International Container Terminal
Services, 4.75%, 6/17/30 (USD)  1,160,000 1,093
Manila Water, 4.375%, 7/30/30
(USD)  1,600,000 1,442
3,691
Government Bonds 0.7%
Republic of Philippines, 2.65%,
12/10/45 (USD)  3,175,000 1,920
Republic of Philippines, 4.625%,
7/17/28 (USD)  200,000 194
2,114
Total Philippines (Cost
$7,470
)
5,805
POLAND 0.4%
Government Bonds 0.4%
Republic of Poland, 3.875%,
2/14/33 (EUR)  960,000 986
Republic of Poland, 5.50%, 4/4/53
(USD)  520,000 472
Total Poland (Cost
$1,535
)
1,458
QATAR 2.2%
Corporate Bonds 1.0%
Qatar Energy, 2.25%, 7/12/31
(USD) (1) 1,210,000 972
Qatar Energy, 2.25%, 7/12/31 (USD)  1,250,000 1,004
QatarEnergy, 3.125%, 7/12/41
(USD) (1) 1,760,000 1,220
3,196
Government Bonds 1.2%
State of Qatar, 4.40%, 4/16/50
(USD)  1,550,000 1,268
State of Qatar, 4.817%, 3/14/49
(USD)  3,200,000 2,784
4,052
Total Qatar (Cost
$10,463
)
7,248
Par/Shares $ Value
(Cost and value in $000s)
ROMANIA 2.0%
Corporate Bonds 0.4%
Banca Transilvania, VR, 8.875%,
4/27/27 (EUR) (5) 1,200,000 1,320
1,320
Government Bonds 1.6%
Republic of Romania, 2.875%,
4/13/42 (EUR) (1) 610,000 381
Republic of Romania, 3.00%,
2/14/31 (USD)  710,000 573
Republic of Romania, 4.00%,
2/14/51 (USD) (1) 926,000 592
Republic of Romania, 4.00%,
2/14/51 (USD)  3,018,000 1,930
Republic of Romania, 5.50%,
9/18/28 (EUR)  1,610,000 1,695
5,171
Total Romania (Cost
$8,486
)
6,491
SAUDI ARABIA 2.5%
Corporate Bonds 0.5%
Gaci First Investment, 5.125%,
2/14/53 (USD)  1,883,000 1,536
1,536
Government Bonds 2.0%
Kingdom of Saudi Arabia, 3.25%,
10/26/26 (USD)  1,900,000 1,785
Kingdom of Saudi Arabia, 3.45%,
2/2/61 (USD) (1) 1,265,000 778
Kingdom of Saudi Arabia, 3.75%,
1/21/55 (USD)  500,000 333
Kingdom of Saudi Arabia, 4.50%,
4/22/60 (USD) (1) 585,000 451
Kingdom of Saudi Arabia, 5.00%,
4/17/49 (USD)  550,000 461
Saudi Arabian Oil, 3.50%, 4/16/29
(USD)  2,000,000 1,805
Saudi Arabian Oil, 4.25%, 4/16/39
(USD)  1,250,000 1,020
6,633
Total Saudi Arabia (Cost
$9,826
)
8,169
SENEGAL 2.3%
Government Bonds 2.3%
Republic of Senegal, 6.25%,
5/23/33 (USD)  9,325,000 7,499
Total Senegal (Cost
$8,396
)
7,499

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SERBIA 1.4%
Government Bonds 1.4%
Republic of Serbia, 2.125%, 12/1/30
(USD)  5,150,000 3,793
Republic of Serbia, 6.25%, 5/26/28
(USD) (1) 680,000 668
Total Serbia (Cost
$5,268
)
4,461
SLOVENIA 0.5%
Corporate Bonds 0.5%
Nova Kreditna Banka Maribor, VR,
7.375%, 6/29/26 (5) 1,400,000 1,513
Total Slovenia (Cost
$1,559
)
1,513
SOUTH AFRICA 2.0%
Corporate Bonds 0.3%
Transnet, 8.25%, 2/6/28 (USD) (1) 1,035,000 994
994
Government Bonds 1.7%
Republic of South Africa, 5.65%,
9/27/47 (USD)  2,470,000 1,649
Republic of South Africa, 5.875%,
4/20/32 (USD)  1,600,000 1,365
Republic of South Africa, 6.25%,
3/8/41 (USD)  450,000 348
Republic of South Africa, 7.30%,
4/20/52 (USD)  1,080,000 859
Republic of South Africa, Series
2030, 8.00%, 1/31/30  24,979,000 1,152
5,373
Total South Africa (Cost
$7,421
)
6,367
SOUTH KOREA 0.3%
Corporate Bonds 0.1%
POSCO, 5.75%, 1/17/28 (USD) (1) 200,000 199
199
Government Bonds 0.2%
Export-Import Bank of Korea, 5.00%,
1/11/28 (USD)  350,000 346
Export-Import Bank of Korea,
5.125%, 1/11/33 (USD)  400,000 392
738
Total South Korea (Cost
$950
)
937
SRI LANKA 1.5%
Government Bonds 1.5%
Republic of Sri Lanka, 6.125%,
6/3/25 (USD) (2)(7) 2,505,000 1,219
Republic of Sri Lanka, 6.825%,
7/18/26 (USD) (2)(7) 200,000 96
Par/Shares $ Value
(Cost and value in $000s)
Republic of Sri Lanka, 6.85%,
11/3/25 (USD) (2)(7) 7,180,000 3,474
Total Sri Lanka (Cost
$6,330
)
4,789
SUPRANATIONAL 0.3%
Government Bonds 0.3%
International Bank for
Reconstruction & Development,
Zero Coupon, 3/31/27 (USD)  1,175,000 1,049
Total Supranational (Cost
$1,036
)
1,049
SURINAME 0.9%
Government Bonds 0.9%
Republic of Suriname, 9.25%,
10/26/26 (USD) (2)(7) 2,859,000 2,466
Republic of Suriname, 12.875%,
12/30/23 (USD) (2)(7) 200,000 180
Republic of Suriname, 12.875%,
12/30/23 (USD) (1)(2)(7) 325,000 293
Total Suriname (Cost
$2,625
)
2,939
TANZANIA 0.3%
Convertible Bonds 0.1%
HTA Group, 2.875%, 3/18/27 (USD)  400,000 329
329
Corporate Bonds 0.2%
HTA Group, 7.00%, 12/18/25
(USD) (1) 810,000 782
782
Total Tanzania (Cost
$1,225
)
1,111
THAILAND 1.1%
Corporate Bonds 1.1%
Bangkok Bank, VR, 3.466%,
9/23/36 (USD) (1)(5) 880,000 684
Bangkok Bank, VR, 3.733%,
9/25/34 (USD) (5) 1,500,000 1,253
Thaioil Treasury Center, 3.50%,
10/17/49 (USD) (1) 965,000 558
Thaioil Treasury Center, 3.50%,
10/17/49 (USD)  1,700,000 982
Total Thailand (Cost
$4,591
)
3,477
TURKEY 2.8%
Government Bonds 2.8%
Republic of Turkey, 4.25%, 4/14/26
(USD)  1,925,000 1,766
Republic of Turkey, 4.875%, 4/16/43
(USD)  1,850,000 1,177

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Turkey, 6.00%, 1/14/41
(USD)  1,600,000 1,186
Republic of Turkey, 6.50%, 9/20/33
(USD)  575,000 493
Republic of Turkey, 8.60%, 9/24/27
(USD)  1,150,000 1,168
Republic of Turkey, 9.375%, 3/14/29
(USD)  1,800,000 1,849
Republic of Turkey, 9.375%, 1/19/33
(USD)  950,000 970
Republic of Turkey, 9.875%, 1/15/28
(USD)  325,000 343
Total Turkey (Cost
$9,390
)
8,952
UNITED ARAB EMIRATES 1.5%
Corporate Bonds 1.4%
Abu Dhabi Ports, 2.50%, 5/6/31
(USD)  900,000 735
DP World Crescent, 3.875%,
7/18/29 (USD)  1,950,000 1,774
Emirates NBD Bank, VR, 6.125%
(USD) (4)(5) 1,100,000 1,086
Ruwais Power, 6.00%, 8/31/36
(USD)  1,020,000 1,017
4,612
Government Bonds 0.1%
Emirate of Dubai, 3.90%, 9/9/50
(USD)  230,000 158
158
Total United Arab Emirates (Cost
$5,577
)
4,770
UNITED KINGDOM 0.0%
Common Stocks 0.0%
Mriya Farming, Recovery
Certificates, Acquisition date:
8/23/18, Cost $— (EUR) (2)(6)(8) 488,383 —
Total United Kingdom (Cost
$–
)
—
UNITED STATES 0.4%
Corporate Bonds 0.4%
Hyundai Capital America, 5.60%,
3/30/28 (1) 605,000 591
LCPR Senior Secured Financing,
5.125%, 7/15/29 (1) 1,045,000 844
Total United States (Cost
$1,675
)
1,435
URUGUAY 0.5%
Government Bonds 0.5%
Oriental Republic of Uruguay,
5.75%, 10/28/34 (USD)  1,580,000 1,612
Total Uruguay (Cost
$1,664
)
1,612
Par/Shares $ Value
(Cost and value in $000s)
VENEZUELA 1.4%
Corporate Bonds 0.0%
Electricidad de Caracas, 8.50%,
4/10/18 (USD) (2)(7) 800,000 12
12
Government Bonds 1.4%
Petroleos de Venezuela, 5.375%,
4/12/27 (USD) (2)(7) 3,600,000 207
Petroleos de Venezuela, 6.00%,
5/16/24 (USD) (2)(7) 10,960,000 630
Petroleos de Venezuela, 6.00%,
11/15/26 (USD) (2)(7) 1,861,000 107
Petroleos de Venezuela, 8.50%,
10/27/20 (USD) (2)(7) 2,355,500 1,190
Petroleos de Venezuela, 9.00%,
11/17/21 (USD) (2)(7) 24,590,000 1,414
Petroleos de Venezuela, 9.75%,
5/17/35 (USD) (2)(7) 985,000 57
Petroleos de Venezuela, 12.75%,
2/17/22 (USD) (2)(7) 3,430,000 197
Republic of Venezuela, 6.00%,
12/9/20 (USD) (2)(7) 3,350,000 235
Republic of Venezuela, 7.75%,
10/13/19 (USD) (2)(7) 3,600,000 252
Republic of Venezuela, 9.25%,
9/15/27 (USD) (2)(7) 1,000,000 102
Republic of Venezuela, 11.75%,
10/21/26 (USD) (2)(7) 1,500,000 154
Republic of Venezuela, 11.95%,
8/5/31 (USD) (2)(7) 800,000 83
Republic of Venezuela, 12.75%,
8/23/22 (USD) (2)(7) 550,000 56
4,684
Total Venezuela (Cost
$24,692
)
4,696
VIETNAM 0.2%
Corporate Bonds 0.2%
Mong Duong Finance Holdings,
5.125%, 5/7/29 (USD) (1) 315,000 286
Mong Duong Finance Holdings,
5.125%, 5/7/29 (USD)  270,000 245
Total Vietnam (Cost
$589
)
531
ZAMBIA 0.1%
Government Bonds 0.1%
Republic of Zambia, 5.375%,
9/20/22 (USD) (2)(7) 935,000 468
Total Zambia (Cost
$547
)
468

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.3%
Money Market Funds 1.3%
T. Rowe Price Government Reserve
Fund, 5.40% (9)(10) 4,377,163 4,377
Total Short-Term Investments
(Cost $4,377) 4,377
Total Investments in
Securities 98.0%
(Cost $391,607) $ 318,499
Other Assets Less Liabilities 2.0% 6,601
Net Assets 100.0% $ 325,100

T. ROWE PRICE Institutional Emerging Markets Bond Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and
Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $55,942 and represents
17.2% of net assets.
(2) Non-income producing
(3) GDP-linked note provides for contingent payments linked to the gross domestic product of the country presented; par reflects notional and will not be paid over the life or at maturity.
(4) Perpetual security with no stated maturity date.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $472 and represents 0.1% of net assets.
(7) Security is in default or has failed to make a scheduled interest and/or principal payment.
(8) Level 3 in fair value hierarchy.
(9) Seven-day yield
(10) Affiliated Companies
BRL Brazilian Real
CNH Offshore China Renminbi
COP Colombian Peso
EUR Euro
IDR Indonesian Rupiah
MXN Mexican Peso
PEN Peruvian New Sol
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Institutional Emerging Markets Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/13/23 USD 1,230 ZAR 23,431 $ (6)
BNP Paribas 11/24/23 USD 6,113 EUR 5,588 191
BNP Paribas 12/4/23 USD 1,152 BRL 5,690 30
BNP Paribas 12/7/23 USD 863 COP 3,644,029 (15)
Citibank 12/7/23 COP 3,277,593 USD 784 5
Citibank 12/7/23 USD 868 COP 3,680,837 (18)
Goldman Sachs 10/6/23 IDR 2,258,866 USD 146 1
Goldman Sachs 12/4/23 USD 1,151 BRL 5,690 29
Goldman Sachs 12/15/23 USD 856 CNH 6,181 6
Goldman Sachs 1/17/24 USD 145 IDR 2,258,866 —
HSBC Bank 10/6/23 IDR 2,211,254 USD 143 —
HSBC Bank 10/13/23 ZAR 999 USD 53 (1)
HSBC Bank 11/24/23 USD 4,972 EUR 4,562 137
HSBC Bank 12/15/23 USD 1,712 CNH 12,361 12
HSBC Bank 1/17/24 USD 143 IDR 2,211,254 —
JPMorgan Chase 10/6/23 USD 446 IDR 6,640,403 16
Morgan Stanley 10/13/23 USD 431 MXN 7,488 3
Morgan Stanley 12/15/23 USD 2,588 CNH 18,741 11
RBC Dominion Securities 10/13/23 USD 460 MXN 8,022 1
State Street 10/13/23 USD 1,410 MXN 24,600 1
State Street 11/24/23 USD 5,642 EUR 5,158 176
UBS Investment Bank 10/6/23 IDR 2,170,283 USD 140 —
UBS Investment Bank 12/7/23 USD 1,762 COP 7,398,482 (19)
UBS Investment Bank 1/17/24 PEN 2,074 USD 547 1
UBS Investment Bank 1/17/24 USD 140 IDR 2,170,283 —
UBS Investment Bank 1/17/24 USD 544 PEN 2,074 (1)
Wells Fargo Bank 10/6/23 USD 567 PEN 2,074 19
Net unrealized gain (loss) on open forward
currency exchange contracts $ 579

T. ROWE PRICE Institutional Emerging Markets Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 71 U.S. Treasury Notes ten year contracts 12/23 (7,672) $ 124
Long, 125 Ultra U.S. Treasury Bonds contracts 12/23 14,836 (1,108)
Net payments (receipts) of variation margin to date 1,019
Variation margin receivable (payable) on open futures contracts $ 35

T. ROWE PRICE Institutional Emerging Markets Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ —# $ — $ 298+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Government Reserve Fund, 5.40% $ 18,095  ¤  ¤ $ 4,377^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $298 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,377.

T. ROWE PRICE Institutional Emerging Markets Bond Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Emerging Markets Bond Fund (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC)
market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and

T. ROWE PRICE Institutional Emerging Markets Bond Fund

the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E163-054Q3 09/23
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 313,650 $ — $ 313,650
Common Stocks — — — —
Private Investment Company
2
— — — 472
Short-Term Investments 4,377 — — 4,377
Total Securities 4,377 313,650 — 318,499
Forward Currency Exchange Contracts — 639 — 639
Futures Contracts* 124 — — 124
Total $ 4,501 $ 314,289 $ — $ 319,262
Liabilities
Forward Currency Exchange Contracts $ — $ 60 $ — $ 60
Futures Contracts* 1,108 — — 1,108
Total $ 1,108 $ 60 $ — $ 1,168
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per unit (or its equivalent)
practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.